Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2024	2025
	(in US$ thousands)
Prepayment in relation to the headquarters project	$12,025	$7,129
Long-term VAT recoverable	2,737	5,505
Long-term interest receivables	1,411	4,366
Deferred financing costs	—	2,035
Long-term deposit	693	646
Equipment in-transit	58	101
Prepayment for long-term investment	1,844	—
Others	188	16
Other non-current assets	$18,956	$19,798